Transactions with related parties - Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related party transaction
Total assets due from related party, current	$ 1,189
Total assets due from related party, non-current	1,350	$ 1,350
Total liabilities due to related party, current	699	1,555
Working capital advances granted to the Manager
Related party transaction
Total assets due from related party, current	1,189
Security deposits to Manager
Related party transaction
Total assets due from related party, non-current	1,350	1,350
Total assets due from related party
Related party transaction
Total assets due from related party, non-current	2,539	1,350
Working capital due to Manager
Related party transaction
Total liabilities due to related party, current		615
Executive service charges due to Manager
Related party transaction
Total liabilities due to related party, current		143
Administrative service charges due to Manager
Related party transaction
Total liabilities due to related party, current	30	30
Other Partnership expenses due to Manager
Related party transaction
Total liabilities due to related party, current	$ 669	$ 767